UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-1548

                           Armstrong Associates, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: June 30, 2006

ITEM 1.  SHAREHOLDERS REPORT.

-----------------------------------------------------------------------------aai

Shareholders Report                                                June 30, 2006

--------------------------------------------------------------------------------
                                                                       armstrong
                                                                      associates
                                                                            inc.


--------------------------------------------------------------------------------
armstrong associates inc.-------------------------------------------------------

Management Report to Shareholders and Discussion of Armstrong's Performance for the 2005 Fiscal Year

Armstrong ended its most recent fiscal year on June 30, 2006 with total net assets of $17,506,250 and a per share price of $12.46. Income and capital gain distributions totaling $0.36 per share were made to shareholders during the year and are not reflected in the year end price. The Fund's total investment return for the year, assuming the reinvestment of all distributions, was +5.69%.

Although positive overall, stock prices were volatile during the year. Relatively small variances from investor expectations in quarterly earnings reports frequently resulted in sharp market reactions, generally negative, reflecting an unsettled stock market environment that prevailed much of the year. As a broad indication of overall investment results for the 12 months, the capitalization weighted Standard & Poor's 500 Index had a total return (price change and dividends) of +8.63% while the NASDAQ Composite Index, reflecting price changes only, was up +5.54%.

The energy area was Armstrong's most productive investment area for the year followed by investments in the capital goods area. Technology and medical stock portfolio holdings were two areas that showed weak performance for the year. Specifically, Dell, Intel, Abbott and Medtronics were a drag on performance while Weatherford, Fluor, Halliburton, Boeing and United Technology recorded strong gains.

There has been little change in major issues of concern to investors since Armstrong's last annual report. A highly unsettled international picture, a polarized domestic political environment, interest rate uncertainty and inflation concerns continued to top the list. None of these concerns are new, however, and to some degree they are certainly reflected in the current level of the stock market.

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On the plus side, there have been recent credible signs that inflationary pressures could be moderating and Federal Reserve interest rate increases have paused. At the same time, corporate earnings reports continue to be largely positive and the future guidance offered has been for generally reasonable, if not dynamic, growth.

Two particular underlying fundamentals that we feel support a constructive equity investment view include the growing impact of the large and prosperous demographic wave of "boomers" that are reaching the early stages of retirement age and are developing investment portfolios for their prospective retirement. A significant portion of those assets will flow into marketable securities, such as bonds, cash equivalents and stocks. Further, as a group, investment grade U.S. growth stocks have made relatively little market progress over the past 5 years despite increases in earnings and attractive longer term prospects. At some point it would seem reasonable to expect a stronger flow of investment funds into this large investment area.

In Armstrong's portfolio we are focusing on acquiring and holding investments that have strong long term growth potential and, as attractive opportunities are uncovered, we are using market developments and price swings to adjust the Fund's portfolio to increase the potential for long term return.

Please call or write if you have any questions concerning your Armstrong investment.

Sincerely,

/s/ C.K. Lawson
C.K. Lawson
President

August 21, 2006
armstrong associates inc.-------------------------------------------------------

Graphs of Historical Performance and Related Comments

The following graphs compare the change in value over the past ten and thirty-two years of $10,000 invested in the Fund compared to the same investment over the same periods in the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") and the Value Line Composite Index, which consists of approximately 1,700 issues (the "Value Line Index").

The graphs assume that investment in the Fund, which has never been managed to emulate any particular market index, was made at the Fund's net asset value at the beginning of the 10 and 32 year periods and reflect the net asset value of the investment at the end of each of the years indicated in the period with all dividends and distributions by the Fund reinvested. The S&P 500 is adjusted to reflect reinvestment of dividends paid by securities in the index. The Value Line Index reflects only changes in the prices of the securities included in the index and does not include dividend reinvestments.

The S&P 500 is a market value-weighted index and, as a result, companies with the largest market capitalizations have a disproportionate impact on the overall performance of the index. Stocks included in the Value Line Index are equally-weighted to reflect the average price change in the stocks included in the index.

        Comparison of Change in Value of $10,000 Investment in Armstrong Associates, Inc., the S&P 500 Index and the Value Line Composite
               Index for the 10 and 32 Years Ending June 30, 2006


-------------------------------------------------
   Average Annual Total Return of Armstrong
Associates, Inc. for Periods Ending June 30, 2005
-------------------------------------------------
      1 Year         5 Year         10 Year
-------------------------------------------------
       5.69%         1.87%           5.91%
-------------------------------------------------

                [LINE CHART]

                                         6-30-2006
                                        ----------
S&P 500                                 $22,233.29
Armstrong Associates                    $17,750.84
Value Line Composite                    $11,942.81


-------------------------------------------------
  Average Annual Total Return of Armstrong
Associates, Inc. for Periods Ending June 30, 2005
-------------------------------------------------
                  32 Years
-------------------------------------------------
                   11.37%
-------------------------------------------------

                [LINE CHART]

                                        6-30-2006
                                        ---------
S&P 500                                $419,771.96
Armstrong Associates                   $324,634.30
Value Line Composite                   $ 65,517.18

Note: The dollar figures and graphs reflect total returns for Armstrong Associates and the S&P 500 Index.

The graph and dollar values for the Value Line Composite do not include any dividend returns but simply represents price performance.

Past performance is not predictive of future performance.
Data Source: Standard & Poor's Micropal, Inc.

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About Your Fund's Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to enable you to compare these costs with the ongoing costs of investing in other mutual funds.

Example

The Example is based on an investment of $1,000 invested at the beginning of the Fund's fiscal year on June 30, 2005 and held through June 30, 2006, the twelve months covered by this annual report.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $11,200 account value divided by $1,000 = 11.2), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purpose

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expense, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate that actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with 5% hypothetical examples that appear in the shareholder reports of the funds. You may want to add other fees that are not included in the expenses shown in the table such as IRA fees and charges for extra services such as bank wires.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do nor reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (Note that there are no transaction costs associated with Armstrong Associates shares transactions). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                 Beginning          Ending           Expenses
                               Account Value    Account Value          Paid
                               June 30, 2005    June 30, 2006     During Period*
--------------------------------------------------------------------------------
Actual                           $1,000.00        $1,043.34           $6.22
Hypothetical                     $1,000.00        $1,018.88           $6.12
 (5% return before expenses)
--------------------------------------------------------------------------------

* Expenses are equal to Armstrong Associates annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/365 days.

armstrong associates inc.-------------------------------------------------------

Statement of Assets and Liabilities -- June 30, 2006

Assets:
Investments in securities, at market value (identified cost, $9,827,033)      $ 17,413,135
Cash                                                                                92,131
Dividends receivable                                                                 9,680
Interest receivable                                                                  2,064
Prepaid expenses and other assets                                                    3,564
--------------------------------------------------------------------------    ------------
                                                                                17,520,574
Liabilities:
Payable to Portfolios, Inc                                                          13,550
Accrued expenses and other liabilities                                                 774
--------------------------------------------------------------------------    ------------
                                                                                    14,324
--------------------------------------------------------------------------    ------------
Net assets                                                                    $ 17,506,250
==========================================================================    ============

Net assets consist of
   Paid in capital                                                            $  9,379,732
   Distributions in excess of earnings                                              (4,153)
   Accumulated undistributed net realized gains on investments                     544,569
   Net unrealized appreciation on investments                                    7,586,102
--------------------------------------------------------------------------    ------------
Net assets applicable to 1,404,635 shares outstanding                         $ 17,506,250
==========================================================================    ============
Net asset value per share                                                     $      12.46
==========================================================================    ============


6     The accompanying notes are an integral part of these financial statements.

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Statement of Changes in Net Assets -- Years Ended June 30

                                                                    2006               2005
----------------------------------------------------------------------------------------------
Operations:
   Net investment income                                       $     30,479       $     28,767
   Net realized gains on investments                                858,262            605,668
   Increase in unrealized appreciation of investments                88,594            123,437
---------------------------------------------------------      ------------       ------------
              Net increase in net assets resulting
                   from operations                                  977,335            757,872
Distributions to shareholders
   Distributions paid                                              (504,090)          (844,770)
---------------------------------------------------------      ------------       ------------
              Decrease in net assets resulting from
                  distributions to shareholders                    (504,090)          (844,770)
Capital share transactions
   Net proceeds from sale of capital stock                          481,511            793,963
   Net asset value of shares issued as reinvestment
      of dividends                                                  480,307            815,809
---------------------------------------------------------      ------------       ------------
                                                                    961,818          1,609,772
Less cost of shares repurchased                                    (971,615)          (707,227)
---------------------------------------------------------      ------------       ------------
              Net increase (decrease) in net assets
                 resulting from capital share transactions           (9,797)           902,545
---------------------------------------------------------      ------------       ------------
              Total increase in net assets                          463,448            815,647
Net assets:
Beginning of year                                                17,042,802         16,227,155
---------------------------------------------------------      ------------       ------------
End of year (Note)                                             $ 17,506,250       $ 17,042,802
=========================================================      ============       ============

Note: At June 30, 2006, undistributed net realized investment gains were $544,569, and distributions in excess of earnings were $4,153. At June 30, 2005, undistributed net realized investment gains were $148,388, and distributable earnings were $7,377.


The accompanying notes are an integral part of these financial statements.     7
armstrong associates inc.-------------------------------------------------------

Statement of Operations -- Year Ended June 30, 2006

Investment income
      Dividends                                          $   207,909
      Interest                                                35,234
-----------------------------------------------------                      -----------
                                                                               243,143
   Operating expenses
      Investment advisory fees                           $   141,685
      Administrative fees                                     16,000
      Custodian fees                                           8,624
      Transfer agent fees                                      9,150
      Legal fees                                                 342
      Accounting fees                                         11,250
      Registration fees, licenses and other                    5,341
      Reports and notices to shareholders                      9,072
      Directors' fees and expenses                             9,400
      Insurance expense                                        1,800           212,664
-----------------------------------------------------    -----------       -----------
             Net investment income                                              30,479
-----------------------------------------------------                      -----------
Realized and unrealized gains on investments
   Realized gains
      Proceeds from sales                                                    1,856,233
      Cost of securities sold                                                 (997,971)
-----------------------------------------------------                      -----------
             Net realized gains                                                858,262
-----------------------------------------------------                      -----------
   Unrealized appreciation
      Beginning of year                                                      7,497,508
      End of year                                                            7,586,102
-----------------------------------------------------                      -----------
             Increase in unrealized appreciation                                88,594
-----------------------------------------------------                      -----------
             Net realized and unrealized gains
                  on investments                                               946,856
-----------------------------------------------------                      -----------
             Increase in net assets from operations                        $   977,335
=====================================================                      ===========


8     The accompanying notes are an integral part of these financial statements.

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Portfolio of Investments in Securities -- June 30, 2006

                                                                                 Shares or
                                                                          principal amount              Cost       Market value
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (96.64%)
 Industry and issue
   Aerospace, Industrial Equipment & materials (10.64%)
     The Boeing Company                                                              5,000        $  293,580        $  409,550
     Caterpillar, Inc.                                                               4,000           267,040           297,920
     Praxair, Inc.                                                                  12,000           212,890           648,000
     United Technologies Corporation                                                 8,000           254,750           507,360
------------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,028,260         1,862,830
------------------------------------------------------------------------------------------------------------------------------
   Broadcasting, media & Advertising (5.51%)
     Omnicom Corporation                                                             5,000           275,750           445,450
     Time Warner, Inc.                                                              30,000           208,192           519,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                     483,942           964,450
------------------------------------------------------------------------------------------------------------------------------
   Business services & Products (9.09%)
     Avery Dennison Corporation                                                     15,000           211,200           870,900
     Iron Mountain, Inc.*                                                           10,500           265,081           392,490
     Staples, Inc.                                                                  13,500           175,875           328,725
------------------------------------------------------------------------------------------------------------------------------
                                                                                                     652,156         1,592,115
------------------------------------------------------------------------------------------------------------------------------
   Communications & Related (3.18%)
     Esco Technologies, Inc.*                                                        5,000           253,037           267,250
     Corning, Inc.*                                                                 12,000            65,522           290,280
------------------------------------------------------------------------------------------------------------------------------
                                                                                                     318,559           557,530
------------------------------------------------------------------------------------------------------------------------------
   Computer, software & Related (6.72%)
     Cisco Systems, Inc.*                                                           10,000           176,200           195,300
     Dell, Inc.*                                                                     8,000           232,103           195,680
     Intel Corporation                                                              10,000           169,100           190,000
     Intuit, Inc.*                                                                   6,000           268,337           363,240
     Microsoft Inc.                                                                 10,000           267,700           233,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,113,440         1,177,220
------------------------------------------------------------------------------------------------------------------------------
   Consumer Discretionary (11.53%)
     Brinker International, Inc.                                                    14,000           260,961           508,200
     Pepsico, Inc.                                                                  20,000           116,802         1,200,800
     Royal Caribbean Cruises Ltd.                                                    8,000           203,564           306,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                     581,327         2,015,000
------------------------------------------------------------------------------------------------------------------------------
   Consumer staples (8.76%)
     Kimberly Clark Corporation                                                      6,000           227,121           370,200
     Procter & Gamble Co.                                                            7,051           166,631           392,036
     Wal-Mart Stores, Inc.                                                          16,000           196,800           770,720
------------------------------------------------------------------------------------------------------------------------------
                                                                                                     590,552         1,532,956
------------------------------------------------------------------------------------------------------------------------------
   Diversified operations (2.89%)
     General Electric*                                                               7,000           239,820           230,720
     Tyco International*                                                            10,000           288,222           275,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                     528,042           505,720
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.     9
armstrong associates inc.-------------------------------------------------------

                                                                                 Shares or
                                                                          principal amount              Cost       Market value
-------------------------------------------------------------------------------------------------------------------------------
   Energy & Related (10.53%)
     Basic Energy Services                                                           8,000           182,756            244,560
     Fluor Corporation                                                               5,000           303,002            464,650
     Halliburton Company                                                             5,500           238,361            408,155
     Pogo Producing Company                                                          5,000           256,258            230,500
     Weatherford International, Inc.*                                               10,000           284,733            496,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,265,110          1,844,065
-------------------------------------------------------------------------------------------------------------------------------
   Environmental service (5.91%)
     Pentair, Inc.                                                                   7,000           231,134            239,330
     Waste Connection, Inc.*                                                        12,000           241,040            436,800
     Waste Management, Inc.                                                         10,000           309,300            358,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     781,474          1,034,930
-------------------------------------------------------------------------------------------------------------------------------
   Financial services (4.00%)
     Bank of America Corporation                                                     8,000           240,350            384,800
     First Data Corporation                                                          7,000           279,632            315,280
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     519,982            700,080
-------------------------------------------------------------------------------------------------------------------------------
   Internet Related (2.74%)
     Amazon.Com, Inc.*                                                               6,000           268,996            232,080
     Yahoo! Inc.                                                                     7,500           260,827            247,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     529,823            479,580
-------------------------------------------------------------------------------------------------------------------------------
   Medical & Related (11.33%)
     Abbott Laboratories                                                            15,000            85,518            654,150
     AMGEN, Inc.*                                                                    6,000           243,090            391,380
     Medtronics, Inc.                                                               20,000           190,437            938,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     519,045          1,983,930
-------------------------------------------------------------------------------------------------------------------------------
   Transportation Services (3.81%)
     United Parcel Service, Inc.                                                     3,500           261,968            288,155
     UTI Worldwide, Inc.                                                            15,000           157,229            378,450
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     419,197            666,605
-------------------------------------------------------------------------------------------------------------------------------
     Total common stocks                                                                         $ 9,330,909        $16,917,011
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM DEBT (2.83%)
   U.S. Treasury bills, due July and August 2006                                                 $   496,124        $   496,124
-------------------------------------------------------------------------------------------------------------------------------
   Total investment securities - 99.47 %                                                         $ 9,827,033        $17,413,135
===============================================================================================================================
   Other assets less liabilities - 0.53 %                                                                                93,115
-------------------------------------------------------------------------------------------------------------------------------
   Total Net assets - 100.00%                                                                                       $17,506,250
===============================================================================================================================

*Non-income producing


10    The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements -- June 30, 2006

Note A -- Nature of Operations and Summary of Accounting Policies

      A summary of the significant accounting policies consistently applied in the preparation of the accompanying financial statements follows:

Nature of Operations

      Armstrong Associates, Inc. (the Company) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company.

Valuation of Securities

      The net asset value per share of the Fund is calculated following the close of trading on the New York Stock Exchange (usually 4:00 p.m., New York time) each day the Exchange is open for business. A security quoted on the New York Stock Exchange Composite Tape or on the NASDAQ National Market is valued at its last sale price reported prior to the time the assets are valued. A security not quoted on the New York Stock Exchange Composite Tape or the NASDAQ National Market is valued (1), in the case of an exchange listed security, at the last reported sale price on that exchange where it is quoted prior to the time the assets are valued and (2), in the case of securities which are not traded or did not trade on an exchange or for which over-the-counter last sale market quotations are not readily available, on the basis of the last current bid price prior to the time the assets are valued. When market quotations are not available, a security is valued at the fair market value that is determined in line with procedures established by the Board of Directors of the Fund. Short-term debt securities are carried at cost which approximates market. In the event the Fund should have other assets, they are also valued at fair market value as determined in good faith by the Board of Directors. Using fair market value to price securities may result in value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Investment Transactions and Investment Income

      Investment transactions are recorded on the trade date basis, and realized gains and losses are calculated using the identified cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Note B -- Federal Income Taxes

      As of June 30, 2006, the Company qualified and intends to continue to qualify each fiscal year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. By qualifying, the Company will not be subject to federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Note C -- Purchases and Sales of Securities

      For the year ended June 30, 2006, purchases and sales of securities, excluding short-term debt securities and U.S. government obligations, aggregated $1,762,457 and $1,856,233, respectively.

      The Company paid total brokerage commissions aggregating $11,113 in 2006 on purchases and sales of investment securities. All commissions were paid to unaffiliated broker-dealers.

Note D -- Investment Advisory, Transfer Agent and Administrative Fees

      The Company has agreed to pay its investment adviser, Portfolios, Inc. (Portfolios), a fee of .80% per annum of the average net asset value of the Company. For the year ended June 30, 2006, investment advisory fees to Portfolios amounted to $141,685. In order to effectively limit the expenses of the Company, the adviser has agreed to reimburse the Company for all expenses (including the advisory fee but excluding brokerage commissions, taxes, and interest and extraordinary charges such as litigation costs) incurred by the Company in any fiscal year in excess of 2% of the first $10 million of its average daily net assets for the fiscal year, 1.5% of the next $20 million of average daily net assets and 1% of the remainder. No reimbursements were required during the year ended June 30, 2006.

      Portfolios is the transfer agent for the Company. Applicable fees and expenses of $9,150 were incurred by the Company for the year ended June 30, 2006. In addition, under the terms of an administrative services agreement armstrong associates inc.-------------------------------------------------------
between Portfolios and the Company, Portfolios provides accounting services to the Company for an annual fee of $16,000 payable in equal monthly installments. At June 30, 2006, the Company owed Portfolios $13,550 in accrued investment advisory fees, transfer agent fees and administrative fees.

Note E -- Capital Stock

      On June 30, 2006, there were 6,000,000 shares of $1 par value capital stock authorized, and capital paid in was $9,379,732. Transactions in capital stock for the years ended June 30, 2006 and 2005 were as follows:

                                                              2006       2005
-----------------------------------------------------   ----------   --------
Shares sold                                                 38,645     65,654
Shares issued as reinvestment of dividends                  38,579     67,927
-----------------------------------------------------   ----------   --------
                                                            77,224    133,581
Shares redeemed                                            (77,466)   (58,582)
-----------------------------------------------------   ----------   --------
    Net increase (decrease) in shares outstanding             (242)    74,999
=====================================================   ==========   ========

Note F -- Distributions to Shareholders

The tax character of distributions paid during the years ending June 30 was as follows:

                                  2006                           2005
-------------------------------------------------------------------------------
                          Amount       Per share          Amount       Per share
-----------------------  --------      --------          --------      --------
Distributions paid from

  Ordinary income        $ 42,008      $    .03          $     --      $     --
  Capital gains           462,082           .33           844,770           .63
-----------------------  --------      --------          --------      --------
                         $504,090      $    .36          $844,770      $    .63
=======================  ========      ========          ========      ========

Condensed Financial Information

Selected per Share Data and Ratios
                                   Per share income and capital changes for a share outstanding throughout the year ended June 30(a)
                                   -------------------------------------------------------------------------------------------------
                                       2006      2005     2004     2003     2002     2001     2000     1999     1998    1997    1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  Beginning of year                 $ 12.13   $ 12.20  $ 10.85  $ 10.43  $ 12.56  $ 15.70  $ 13.53  $ 12.14  $ 11.61 $ 10.45 $  9.70
Income (loss) from
  investment operations
    Net investment income (loss)        .02       .02       --     (.01)    (.05)     .05      .01     (.01)     .03     .06     .05
    Net realized and unrealized
      gains (losses) on investments     .67       .54     1.43      .44    (1.92)   (2.00)    2.64     1.89     1.38    1.64    1.10
----------------------------------- -------   -------  -------  -------  -------  -------  -------  -------  ------- ------- -------
Total from investment operations        .69       .56     1.43      .43    (1.97)   (1.95)    2.65     1.88     1.41    1.70    1.15
Less distributions
  Dividends from net
    investment income                   .03        --       --      .01      .05       --       --      .04      .05     .07     .02
  Distributions from net
    realized gains                      .33       .63      .08       --      .11     1.19      .48      .45      .83     .47     .38
----------------------------------- -------   -------  -------  -------  -------  -------  -------  -------  ------- ------- -------
Net asset value, end of year        $ 12.46   $ 12.13  $ 12.20  $ 10.85  $ 10.43  $ 12.56  $ 15.70  $ 13.53  $ 12.14 $ 11.61 $ 10.45
=================================== =======   =======  =======  =======  =======  =======  =======  =======  ======= ======= =======
Total return                           5.69%     4.64    13.22     4.13   (15.85)  (12.99)   20.38    16.26    13.31   17.19   12.09
Ratios/supplemental data
  Net assets, end of period (000's) $17,506   $17,043  $16,227  $14,148  $13,875  $17,565  $20,126  $17,214  $15,213 $14,300 $13,100
  Ratio of expenses to average
    net assets                          1.2       1.3      1.2      1.3      1.2      1.2      1.2      1.2      1.3     1.4     1.4
  Ratio of net investment income
    to average net assets                .2        .2       --       --       --       .4       .1      (.1)      .2      .5      .5
  Portfolio turnover rate                11%        7        5        4        7        9        6        3       20       7      19

Selected per Share Data and Ratios
                                   Per share income and capital changes for a share outstanding throughout the year ended June 30(a)
                                        --------------------------------------------------------------------------------------------
                                           1995     1994     1993     1992     1991      1990     1989     1988      1987     1986
-----------------------------------     --------------------------------------------------------------------------------------------
Net asset value,
  Beginning of year                     $  8.19  $  8.26  $  7.08  $  6.87  $  7.38   $  7.74  $  7.17  $  9.66   $  8.72  $  7.65
Income (loss) from
  investment operations
    Net investment income (loss)            .02       --      .02      .06      .16       .23      .24      .09       .10      .14
    Net realized and unrealized
      gains (losses) on investments        2.12      .10     1.19      .33     (.27)      .19      .67     (.53)     1.51     1.17
-----------------------------------     -------  -------  -------  -------  -------   -------  -------  -------   -------  -------
Total from investment operations           2.14      .10     1.21      .39     (.11)      .42      .91     (.44)     1.61     1.31
Less distributions
  Dividends from net
    investment income                       .04       --      .02      .15      .23       .24      .11      .14       .16      .24
  Distributions from net
    realized gains                          .59      .17      .01      .03      .17       .54      .23     1.91       .51       --
-----------------------------------     -------  -------  -------  -------  -------   -------  -------  -------   -------  -------
Net asset value, end of year            $  9.70  $  8.19  $  8.26  $  7.08  $  6.87   $  7.38  $  7.74  $  7.17   $  9.66  $  8.72
===================================     =======  =======  =======  =======  =======   =======  =======  =======   =======  =======
Total return                              27.32     1.13    17.12     5.79     (.92)     5.93    13.23    (6.27)    20.00    17.80
Ratios/supplemental data
  Net assets, end of period (000's)     $11,961  $ 9,255  $ 9,680  $ 9,366  $ 9,228   $ 9,770  $ 9,887  $10,435   $12,294  $11,714
  Ratio of expenses to average
    net assets                              1.8      1.8      1.8      1.9      1.9       1.8      1.9      2.0       1.7      1.6
  Ratio of net investment income
    to average net assets                    .2       --       .2       .8      2.3       2.9      3.0      1.3       1.0      1.6
  Portfolio turnover rate                    12       21       17       36       24        44       46       20        51       54

Selected per Share Data and Ratios
                                   Per share income and capital changes for a share outstanding throughout the year ended June 30(a)
                                   -------------------------------------------------------------------------------------------------
                                        1985     1984      1983    1982     1981     1980    1979    1978    1977     1976     1975
-----------------------------------  ----------------------------------------------------------------------------------------------
Net asset value,
  Beginning of year                  $  7.29  $ 10.22   $  7.10  $ 9.37   $ 7.74  $  7.06  $ 6.50  $ 5.68  $ 5.30  $  3.81  $  2.74
Income (loss) from
  investment operations
    Net investment income (loss)         .24      .16       .21     .41      .24      .23     .16     .08     .04      .03      .07
    Net realized and unrealized
      gains (losses) on investments     1.02    (2.51)     3.72   (1.28)    2.62     1.40     .84     .78     .38     1.53     1.04
-----------------------------------  -------  -------   -------  ------   ------  -------  ------  ------  ------  -------  -------
Total from investment operations        1.26    (2.35)     3.93    (.87)    2.86     1.63    1.00     .86     .42     1.56     1.11
Less distributions
  Dividends from net
    investment income                    .14      .20       .43     .19      .23      .13     .11     .04     .04      .07      .04
  Distributions from net
    realized gains                       .76      .38       .38    1.21     1.00      .82     .33      --      --       --       --
-----------------------------------  -------  -------   -------  ------   ------  -------  ------  ------  ------  -------  -------
Net asset value, end of year         $  7.65  $  7.29   $ 10.22  $ 7.10   $ 9.37  $  7.74  $ 7.06  $ 6.50  $ 5.68  $  5.30  $  3.81
===================================  =======  =======   =======  ======   ======  =======  ======  ======  ======  =======  =======
Total return                           19.10   (24.01)    61.27   (9.87)   38.04    24.08   15.17   15.31    8.05    42.06    41.46%
Ratios/supplemental data
  Net assets, end of period (000's)  $10,957  $ 9,788   $12,869  $7,669   $8,277  $ 5,777  $4,538  $3,886  $3,649  $ 3,785  $ 2,892
  Ratio of expenses to average
    net assets                           1.7      1.6       1.6     1.7      1.5      1.6     1.5     1.5     1.5      1.5      1.5
  Ratio of net investment income
    to average net assets                3.1      1.9       2.4     5.6      2.7      3.2     2.3     1.6     1.9       .8      2.7
  Portfolio turnover rate                 53       96        59      34       60      131      97     151     113      113      210%

(a) For a share outstanding throughout the year. Per share data has been rounded to nearest cent and adjusted to give effect to a 2-for-1 stock split, effective October 16, 1978, by means of a stock distribution.

(b) The Fund had no senior securities or outstanding debt during the thirty-two year period ended June 30, 2006.

The accompanying notes are an integral part of these financial statements.


                                     12 & 13
armstrong associates inc.-------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Armstrong Associates, Inc.

We have audited the accompanying statement of assets and liabilities of Armstrong Associates, Inc., including the schedule of portfolio investments in securities as of June 30, 2006, and the related statements of operations for the year then ended, changes in net assets and the selected per share data and ratios for the two years then ended. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit. The selected per share data and ratios for each of the thirteen years in the period ended June 30, 2004, were audited by other independent certified public accountants whose report thereon dated July 16, 2005, expressed an unqualified opinion. The selected per share data and ratios for each of the seventeen years in the period ended June 30, 1991, were audited by other independent certified public accountants whose report thereon dated July 19, 1991, expressed an unqualified opinion.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States of America). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Armstrong Associates, Inc., as of June 30, 2006, the results of its operations for the year then ended, changes in its net assets and the selected per share data and ratios for the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

Farmer, Fuqua & Huff, P.C.
Plano, TX

July 31, 2006

-----------------------------------------------------------------------------aai

Officer and Director Information

The directors of Armstrong Associates have been elected by the fund's shareholders to oversee the fund's operation and ensure that management's actions are in line with the objectives and limitations detailed in the fund's prospectus as well as in the best interests of the shareholders. Each director serves the fund until the fund's termination or the director's resignation, removal or retirement.

Armstrong is the only mutual fund managed by Portfolios, Inc., the fund's advisor. The mailing address of the directors and officers of the fund is 750 N. St. Paul, Dallas, TX. 75201. Additional information about the directors is in Armstrong's Statement of Additional Information, available without charge from the fund.

Name                                  Position With Fund                           Principal Occupation(s)
Date Of Birth                         (Starting Year)                              During Last 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Officers/Directors
C.K. Lawson                           President, Treasurer and Director            President and Director,
Sept. 14, 1936                        (1967)                                       Portfolios, Inc.

Candace L. Bossay                     Vice President and Secretary                 Vice President and Secretary
Oct. 12, 1948                         (1973)                                       Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Independent Directors

Eugene P. Frenkel, M.D.               Director                                     Professor of Internal Medicine and Radiology
Aug. 27, 1929                         (1981)                                       Southwestern Medical School

Douglas W. Maclay                     Director                                     President, Maclay Properties Company
Nov. 29, 1927                         (1967)

R.H. Stewart Mitchell                 Director                                     Private Investor
Mar. 14, 1930                         (1982)

Cruger S. Ragland                     Director                                     Retired President, Ragland Insurance Agency, Inc.
Aug. 7, 1933                          (1982)                                       Director of Solar Kinetics, Inc.

Ann D. Reed                           Director                                     Private Investor
Sept. 6, 1933                         (1981)
------------------------------------------------------------------------------------------------------------------------------------

Additional Fund Information

Proxy Voting Information

Shareholders can obtain a free copy of Armstrong's proxy voting policies and procedures and voting record over the most recent 12 months ending June 30 upon request to: Armstrong Associates, Inc. 750 N. St. Paul St., Ste. 1300, Dallas, Texas 75201, (214) 720-9101, or at the SEC's website, www. sec.gov.

Armstrong's Portfolio Information

Armstrong files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available on the SEC's website at http://www.sec. gov. In addition the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Custodian
Union Bank of California, N.A.
San Francisco, California

Transfer Agent
Portfolios, Inc.
Dallas, Texas

Auditors
Farmer, Fuqua & Huff, P.C.
Plano, Texas

Investment Advisor
Portfolios, Inc.
Dallas, Texas


This report is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

                                      ---
                                      aai
                                      ---
                           armstrong associates inc.

            750 N. St. Paul    Suite 1300    Dallas, Texas 75201-3250
                       (214)720-9101    (214)871-8948 FAX

ITEM 2. CODE OF ETHICS.

            The Registrant adopted a Code of Ethics as of May 17, 1995, amended May 26, 2000 and revised and amended April 6, 2005. All employees of the Registrant, including the Registrant's principal executive officer and principal financial officer, are covered by the requirements of the Code of Ethics.

            A copy of the Registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

            The Audit Committee of the Registrant's Board of Directors (the "Audit Committee") does not have an "audit committee financial expert", as defined in Section 407(c) of the Sarbanes-Oxley Act. The Registrant believes that the experience provided by each member of the Audit Committee provides the Registrant satisfactory oversight for the Registrant's level of financial and organizational complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            (a) Audit Fees for years ended June 30, 2005 and 2006

            The aggregate audit fees billed to the Registrant for professional services rendered by the Registrant's principal accountant were $12,500 in 2005 and $9,000 in 2006.

            (b) Audit-Related Fees

            None

            (c) Tax Fees

            The aggregate tax fees billed for professional services rendered by the principal accountant to the Registrant were $4,900 in 2005 and $1,500 in 2006.

            (d) All Other Fees

            There were no other fees billed to the Registrant by the principal accountant for 2005 or 2006.

            (e) (1) Pursuant to the Sarbanes-Oxley Act, it is the policy of the Registrant to have all services performed by the Registrant's principal accountant for the Registrant pre-approved by the Registrant's Audit Committee.

                  (2) 0% of items performed in (b) through (d), above, during 2005 and 2006 were pre-approved by the Registrant's Audit Committee.

            (f) Not Applicable

            (g) Aggregate non-audit fees billed by the principal accountant to the Registrant and to the Registrant's Investment Advisor were $8,575 in 2005 and $2,500 in 2006.

            (h) The Registrant's Audit Committee has considered the amount of the non-audit services that were rendered to the Registrant's Investment Advisor of $3,675 and $1,000 for 2005 and 2006, respectively, and concluded that the services and the related revenue for such services to the principal account were compatible with the maintenance of the independence of the principal accountant in regard to the audit and tax services provided to the Registrant.

ITEM 5.  NOT APPLICABLE.

ITEM 6.  INCLUDED IN ITEM 1 OF THIS FORM.

ITEM 7.  NOT APPLICABLE.

ITEM 8.  NOT APPLICABLE.

ITEM 9.  NOT APPLICABLE.

ITEM 10. NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

            (a) Based on review and evaluation, the Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within the 90 day period proceeding the filing date of this document.

            (b) There were no significant changes in the Registrant's internal controls or in other factors that could materially affect these controls over financial reporting (as defined by Rule 30a-3(d) of the 1940 Act) within the period from December 31, 2005, through June 30, 2006, and, subsequently, up to the date of this filing, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics is attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

August 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company of Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

August 31, 2006